Merger Agreement - Net Assets Acquired (Details) - EIC $ in Thousands	May 07, 2021 USD ($)
Business Acquisition [Line Items]
Cash, net of recapitalization costs	$ 213,698
Prepaid expenses and other current assets	90
Accounts payable and accrued expenses	(482)
Warrant liability	(23,886)
Net assets acquired	$ 189,420